Stockholders Equity (Deficit) (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total restricted stock units granted | shares	22,988
Grant Date Fair Value, Granted | $ / shares	$ 4.50
Grant Date 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total restricted stock units granted | shares	22,988
Grant Date Fair Value, Granted | $ / shares	$ 4.50